STEIN ROE GROWTH STOCK FUND, VARIABLE SERIES
                                      (the "Fund")
                     Supplement to the Prospectuses dated May 1, 2004


Effective February 25, 2005, the Fund will change its name to Columbia Large Cap Growth Fund, Variable Series.


                                                               February 1, 2005